Other Operating Gains (Losses), Net - Schedule of Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Gains (Losses), Net [Abstract]
Gain (loss) on disposal of assets	$ 3,827	$ (534)	$ 59
Gain (loss) on disposal of subsidiaries	230	2,620
C-band clearing income			344,892
Impairment	(365,224)	(267,017)	(79,740)
Other			(212)
Other operating gains (losses), net	$ (361,167)	$ (264,931)	$ 264,999